Employee Benefits Plan	12 Months Ended
Dec. 31, 2023
Postemployment Benefits [Abstract]
Employee Benefits Plan	Employee Benefits PlanThe Company contributes to a number of defined contribution plans which provide benefits based upon the contributions made to the plans. The assets of the plans are held separately from those of the Company in independently administered funds. The contribution cost incurred by the Company to the plan amounted to $2,408, $2,107, and $1,456 for the years ended December 31, 2023, 2022, and 2021, respectively.